Use of Judgments and Estimates (Tables)	12 Months Ended
Dec. 31, 2022
Use of Judgments and Estimates [Abstract]
Schedule of sensitivity analysis was performed considering increase/decrease corporation’s gross margins
	2020	2021	2022
Revenue	1,854,819	2,467,477	2,451,067
Gross profit	62,100	93,995	(14,212)
%	3.35	3.81	0.58
Plus 10%	3.69	4.19	0.64
Increase in profit (loss) before income tax	6,343	9,392	(1,475)
	68,443	103,387	(15,687)
Less 10%	3.02	3.43	0.52
Decrease in (loss) profit before income tax	(6,343)	(9,392)	1,475
	55,757	84,603	(12,737)

Schedule of increased or decreased by 10%, the impact on pre tax profit
In thousands of soles	2021	2022
10%	1,628	383
(10%)	1,812	409